Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Convertible Preferred Stock Cepton Technologies, Inc	Class F Stock Cepton Technologies, Inc	Common Stock Cepton Technologies, Inc	Additional Paid-in Capital Cepton Technologies, Inc	Additional Paid-in Capital	Accumulated Deficit Cepton Technologies, Inc	Accumulated Deficit	Accumulated Other Comprehensive Gain (Loss) Cepton Technologies, Inc	Cepton Technologies, Inc	Total
Balance at Dec. 31, 2018			$ 46,847,000			$ 469,000		$ (21,806,000)			$ (21,337,000)
Balance (in Shares) at Dec. 31, 2018			15,342,075	8,402,000	26,868,958
Issuance of common stock upon exercise of stock options						30,000					30,000
Issuance of common stock upon exercise of stock options (in Shares)					135,833
Stock-based compensation						749,000					749,000
Warrant issuance						88,000					88,000
Foreign currency translation adjustment										(10,000)	(10,000)
Net income (loss)								(16,757,000)			(16,757,000)
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Balance at Mar. 31, 2019		$ 431					$ 139,269		$ (136,942)			$ 2,758
Balance (in Shares) at Mar. 31, 2019		4,312,500
Contribution from stockholder							9,000					9,000
Net income (loss)									(9,715)			(9,715)
Balance at Mar. 31, 2020		$ 431					148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020		4,312,500
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs			$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)			6,299,559
Issuance of Series C Preferred Stock as a result of automatic conversion of Class F Stock upon sale
Issuance of Series C Preferred Stock as a result of automatic conversion of Class F Stock upon sale (in Shares)			29,857	(29,857)
Issuance of common stock upon exercise of stock options						40,000					40,000
Issuance of common stock upon exercise of stock options (in Shares)					79,750
Stock-based compensation						408,000					408,000
Unrealized gain on available-for-sale, net of tax										7,000	7,000
Foreign currency translation adjustment										(8,000)	(8,000)
Net income (loss)								(13,606,000)			(13,606,000)
Balance at Sep. 30, 2020		$ 431	$ 99,470,000			1,784,000	152,355	(52,169,000)	(146,657)	(11,000)	(50,396,000)	6,129
Balance (in Shares) at Sep. 30, 2020		4,312,500	21,671,491	8,372,143	27,084,541
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Stock transfer
Stock transfer (in Shares)			29,857	(29,857)
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs			$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)			6,299,559
Issuance of common stock upon exercise of stock options						225,000					225,000
Issuance of common stock upon exercise of stock options (in Shares)					180,091
Stock-based compensation						725,000					725,000
Unrealized gain on available-for-sale, net of tax										3,000	3,000
Foreign currency translation adjustment										(11,000)	(11,000)
Net income (loss)								(19,634,000)			(19,634,000)
Balance at Dec. 31, 2020			$ 99,470,000			2,286,000		(58,197,000)		(18,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020			21,671,491	8,372,143	27,184,882
Balance at Mar. 31, 2020		$ 431					148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020		4,312,500
Net income (loss)
Balance at Jun. 30, 2020		$ 431					148,269		(146,657)			2,043
Balance (in Shares) at Jun. 30, 2020		4,312,500
Balance at Mar. 31, 2020		$ 431					148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020		4,312,500
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability	$ 1,725											$ 1,725
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability (in Shares)	17,250,000											17,250,000
Contribution from stockholder							4,086					$ 4,086
Net income (loss)									8,261,624			8,261,624
Accretion of Class A common stocks subject to possible redemption							(152,355)		(14,460,466)			(14,612,821)
Class A common stock subject to possible redemption	$ (1,725)											(1,725)
Class A common stock subject to possible redemption (in Shares)	(17,250,000)
Balance at Mar. 31, 2021		$ 431							(6,345,499)			(6,345,068)
Balance (in Shares) at Mar. 31, 2021		4,312,500
Balance at Jun. 30, 2020		$ 431					148,269		(146,657)			2,043
Balance (in Shares) at Jun. 30, 2020		4,312,500
Net income (loss)
Sale of common stock							4,086					4,086
Balance at Sep. 30, 2020		$ 431	$ 99,470,000			1,784,000	152,355	(52,169,000)	(146,657)	(11,000)	(50,396,000)	6,129
Balance (in Shares) at Sep. 30, 2020		4,312,500	21,671,491	8,372,143	27,084,541
Balance at Dec. 31, 2020			$ 99,470,000			2,286,000		(58,197,000)		(18,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020			21,671,491	8,372,143	27,184,882
Issuance of common stock upon exercise of stock options						500,000					500,000
Issuance of common stock upon exercise of stock options (in Shares)					322,371
Stock-based compensation						3,369,000					3,369,000
Unrealized gain on available-for-sale, net of tax										(4,000)	(4,000)
Foreign currency translation adjustment										(18,000)	(18,000)
Net income (loss)								(26,422,000)			(26,422,000)
Balance at Sep. 30, 2021		$ 431	$ 99,470,000			6,155,000		(84,619,000)	(14,265,548)	(40,000)	(78,504,000)	(14,265,117)
Balance (in Shares) at Sep. 30, 2021		4,312,500	21,671,491	8,372,143	27,507,253
Balance at Mar. 31, 2021		$ 431							(6,345,499)			(6,345,068)
Balance (in Shares) at Mar. 31, 2021		4,312,500
Net income (loss)									(1,525,461)			(1,525,461)
Balance at Jun. 30, 2021		$ 431							(7,870,960)			(7,870,529)
Balance (in Shares) at Jun. 30, 2021		4,312,500
Net income (loss)									(6,394,588)			(6,394,588)
Balance at Sep. 30, 2021		$ 431	$ 99,470,000			$ 6,155,000		$ (84,619,000)	$ (14,265,548)	$ (40,000)	$ (78,504,000)	$ (14,265,117)
Balance (in Shares) at Sep. 30, 2021		4,312,500	21,671,491	8,372,143	27,507,253